Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Cash flows from operating activities
Profit (loss) for the year | ₪		₪ (64)	₪ 113	₪ 150
Adjustments for:
Depreciation and amortization | ₪		584	555	534
Share based payments | ₪		2	2	6
Loss (gain) on sale of property, plant and equipment | ₪			(1)	10
Gain on sale of shares in a consolidated company | ₪			(10)
Income tax expense (tax benefit) | ₪		(6)	40	10
Financing expenses, net | ₪		144	144	150
Changes in operating assets and liabilities:
Change in inventory | ₪		(24)	(6)	21
Change in trade receivables (including long-term amounts) | ₪		193	132	(28)
Change in other receivables (including long-term amounts) | ₪		(21)	(191)	(5)
Change in trade payables, accrued expenses and provisions | ₪		(26)	(27)
Change in other liabilities (including long-term amounts) | ₪		11	28	20
Payments for derivative hedging contracts, net | ₪			(3)
Income tax paid | ₪		(23)	(44)	(88)
Income tax received | ₪			42	1
Net cash from operating activities | ₪		770	774	781
Cash flows used in investing activities
Acquisition of property, plant, and equipment | ₪		(356)	(346)	(295)
Additions to intangible assets and others | ₪		(237)	(237)	(73)
Change in current investments, net | ₪		(56)	(77)	(9)
Proceeds from sale of property, plant and equipment | ₪		1	1	2
Interest received | ₪		14	12	11
Receipts from other derivative contracts, net | ₪		3
Proceeds from sale of shares in a consolidated company, net of cash disposed | ₪			3
Net cash used in investing activities | ₪		(631)	(644)	(364)
Cash flows used in financing activities
Payments for derivative contracts, net | ₪		(15)	(3)	(13)
Receipt of (Payments for) long-term loans from financial institutions | ₪		(78)	200	340
Repayment of debentures | ₪		(556)	(864)	(732)
Proceeds from issuance of debentures, net of issuance costs | ₪		997		653
Dividend paid | ₪			(1)	(1)
Interest paid | ₪		(126)	(175)	(185)
Acquisition of non-controlling interests | ₪		(19)
Equity offering (see Note 19) | ₪		275
Proceeds from exercise of share options | ₪		59
Net cash from (used in) financing activities | ₪		537	(843)	62
Changes in cash and cash equivalents | ₪		676	(713)	479
Cash and cash equivalents as at the beginning of the year | ₪		527	1,240	761
Effects of exchange rate changes on cash and cash equivalents | ₪		(1)
Cash and cash equivalents as at the end of the year | ₪		₪ 1,202	₪ 527	₪ 1,240
Convenience translation into U.S. dollar [Member]
Cash flows from operating activities
Profit (loss) for the year | $	$ (17)
Adjustments for:
Depreciation and amortization | $	156
Share based payments | $	1
Loss (gain) on sale of property, plant and equipment | $
Gain on sale of shares in a consolidated company | $
Income tax expense (tax benefit) | $	(2)
Financing expenses, net | $	39
Changes in operating assets and liabilities:
Change in inventory | $	(6)
Change in trade receivables (including long-term amounts) | $	51
Change in other receivables (including long-term amounts) | $	(6)
Change in trade payables, accrued expenses and provisions | $	(7)
Change in other liabilities (including long-term amounts) | $	2
Payments for derivative hedging contracts, net | $
Income tax paid | $	(6)
Income tax received | $
Net cash from operating activities | $	205
Cash flows used in investing activities
Acquisition of property, plant, and equipment | $	(95)
Additions to intangible assets and others | $	(63)
Change in current investments, net | $	(15)
Proceeds from sale of property, plant and equipment | $
Interest received | $	4
Receipts from other derivative contracts, net | $	1
Proceeds from sale of shares in a consolidated company, net of cash disposed | $
Net cash used in investing activities | $	(168)
Cash flows used in financing activities
Payments for derivative contracts, net | $	(4)
Receipt of (Payments for) long-term loans from financial institutions | $	(21)
Repayment of debentures | $	(148)
Proceeds from issuance of debentures, net of issuance costs | $	266
Dividend paid | $
Interest paid | $	(34)
Acquisition of non-controlling interests | $	(5)
Equity offering (see Note 19) | $	73
Proceeds from exercise of share options | $	16
Net cash from (used in) financing activities | $	143
Changes in cash and cash equivalents | $	180
Cash and cash equivalents as at the beginning of the year | $	141
Effects of exchange rate changes on cash and cash equivalents | $
Cash and cash equivalents as at the end of the year | $	$ 321